U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

April 21, 2017

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	BRIDGES INVESTMENT FUND, INC. (the “Fund”)
FILE NOS. 002-21600 AND 811-01209

Dear Sir or Madam:

Pursuant to Section 14(a) of the Securities Exchange Act of 1934, transmitted herewith on behalf of the Fund is a Preliminary Proxy Statement on Schedule 14A.  The purpose of the proxy statement is a request for shareholders to consider and approve a new investment advisory agreement between the Fund and Bridges Investment Management, Inc. and re-elect the eight (8) current directors to serve on the Board of Directors.

If you have any questions regarding the enclosed, please do not hesitate to contact Amber Preston, Baird Holm LLP, at (402) 636-8248.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures